Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit for the year	£ 1,139.4	£ 1,912.3	[1]	£ 1,501.6	[1]
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	78.9	(465.2)		1,378.0
Gain/(loss) on revaluation of available for sale investments		32.1		(93.1)
Items that may be reclassified subsequently to profit or loss	78.9	(433.1)		1,284.9
Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	8.9	17.0		(15.9)
Deferred tax on defined benefit pension plans	(0.7)	(24.6)		(0.4)
Movements on equity investments held at fair value through other comprehensive income	(247.9)
Items that will not be reclassified subsequently to profit or loss	(239.7)	(7.6)		(16.3)
Other comprehensive (loss)/income for the year	(160.8)	(440.7)		1,268.6
Total comprehensive income for the year	978.6	1,471.6		2,770.2
Attributable to:
Equity holders of the parent	893.1	1,395.6		2,600.6
Non-controlling interests	85.5	76.0		169.6
Total comprehensive income for the year	£ 978.6	£ 1,471.6		£ 2,770.2

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.